LEASES	6 Months Ended
Jun. 30, 2025
Leases
LEASES

4.	LEASES

The Group applies IFRS 16 to recognize, measure, present, and disclose leases. Under IFRS 16, Codere Online recognizes right-of-use assets and lease liabilities for all lease contracts, except for short-term leases (defined as leases with a term of 12 months or less) and low-value leases.

Codere Online holds leases primarily for office premises and vehicles. During 2025, the Company entered into a new office premises lease commencing on January 1, 2025, with a 58-month term and a monthly rent of €6,427.

Right-of-use assets

The reconciliation of the carrying amounts of the items comprising “right-of-use assets” at the beginning and end of the reporting period:

Cost	Balance at 12/31/2024	Additions		Derecognitions	Balance at 06/30/2025
Right-of-use assets	2,200	288		-	2,488
Total	2,200	288		-	2,488
Accumulated depreciation (Note 11)

Right-of-use assets	(242)	(236	)*	-	(478)
Total	(242)	(236)		-	(478)
Carrying amount	1,958	52		-	2,010

*	The difference between the depreciation expense disclosed in Note 4 and Note 11 arises from using different FX rates: period-end rates or balance sheet and average rates for income statement.

Cost	Balance at 12/31/2023	Additions	Derecognitions	Balance at 12/31/2024
Right-of-use assets	-	2,200	-	2,200
Total	-	2,200	-	2,200
Accumulated depreciation (Note 11)

Right-of-use assets	-	(242)	-	(242)
Total	-	(242)	-	(242)
Carrying amount	-	1,958	-	1,958

Lease Liabilities

The lease liabilities as of June 30, 2025, amounted to €2,087 thousand. The maturity analysis is as follows:

Lease Liabilities as of June 30, 2025	2,087
Non-Current	1,896
Current	191